Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of disaggregation of revenue
	For the six months ended June 30,
(SEK in thousand)	2026	2025
External revenue by service
Transport services	246,649	201,022
Rental income	16,898	15,462
Total	263,547	216,484

Schedule of external transport services revenue by geographic area

The information below summarizes external transport services revenue by geographic area.

	For the six months ended June 30,
(SEK in thousand)	2026	2025
External transport services revenue by Geographical area
Sweden	78,065	82,404
United States	47,745	41,110
Germany	57,429	38,733
All other countries	63,410	38,775
Total transport services revenue	246,649	201,022